DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Schedule of Derivative Instruments (Details)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) swap_agreement
Minimum
Derivative [Line Items]
Interest rates		2.55%
Maximum
Derivative [Line Items]
Interest rates		4.50%
Derivative liabilities, deferred rental income and other liabilities | Cash flow hedging | Interest rate swaps
Derivative [Line Items]
Outstanding notional amount	$ 241,500,000	$ 1,085,266,000
Fair value of liabilities	$ (6,289,000)	$ (12,308,000)	$ (4,181,000)
Derivative liabilities, deferred rental income and other liabilities | Cash flow hedging | Interest rate swaps | Minimum
Derivative [Line Items]
Interest rates	2.55%
Derivative liabilities, deferred rental income and other liabilities | Cash flow hedging | Interest rate swaps | Maximum
Derivative [Line Items]
Interest rates	4.50%
Prepaid expenses and other assets | Interest rate swaps | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, number of instruments held | swap_agreement			2
Prepaid expenses and other assets | Cash flow hedging | Interest rate swaps
Derivative [Line Items]
Outstanding notional amount			$ 60,000,000.0
Fair value of assets			$ 261,000
Prepaid expenses and other assets | Cash flow hedging | Interest Rate Cap
Derivative [Line Items]
Outstanding notional amount	$ 102,553,000
Interest rates	5.45%